Fair Value of Financial Instruments (Details 1) - Level 3 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Individually Evaluated Loans [Member]
Estimated fair value	$ 375	$ 1,646
Other Real Estate
Estimated fair value	$ 0	$ 369